UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,
2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:          UBS Global Asset Management Life Limited
Address:  21 Lombard Street,
          London, UK, EC3V 9AH

13F File Number: 28-05961


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: David FItzharris
Title: Legal & Compliance
Phone: (44)207-901-5084
Signature, Place, and Date of Signing:

/s/ D.Fitzharris LONDON, UK   April 22 2002


Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.





FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  1365

Form 13F Information Table Value Total:  $3,963,093,797




List of Other Included Managers:

No.    13F File No.    Name

1   28-05673          UBS Global Asset Management
                      Limited

2   28-05959          UBS Global Asset Management
                      International Limited